UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2016	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (100.5%)
Aerospace & Defense (2.6%)
Boeing	127,300	$17,015
Northrop Grumman	60,500	13,106
Raytheon	50,800	7,088
Textron	246,100	9,598
Vectrus*	6,533	204

		47,011

Agricultural Operations (0.9%)
Archer-Daniels-Midland	369,400	16,652

Agricultural Products (1.1%)
Bunge	116,300	7,657
Ingredion	96,600	12,871

		20,528

Air Freight & Logistics (1.0%)
FedEx	113,700	18,408

Aircraft (1.3%)
Delta Air Lines	267,000	10,346
United Continental Holdings*	266,700	12,506

		22,852

Apparel Retail (0.2%)
Abercrombie & Fitch, Cl A	147,300	3,051

Application Software (0.4%)
Mentor Graphics	357,900	7,645

Asset Management & Custody Banks (0.8%)
Ameriprise Financial	89,200	8,549
State Street	95,000	6,249

		14,798

Automotive (3.5%)
Autoliv	56,600	5,988
Ford Motor	1,179,700	14,935
General Motors	602,400	19,000
Goodyear Tire & Rubber	401,700	11,517
Lear	110,000	12,479

		63,919

Automotive Retail (0.4%)
Murphy USA*	81,472	6,244

Banks (8.4%)
Bank of America	1,208,500	17,511
CIT Group	130,700	4,517
Fifth Third Bancorp	492,200	9,342
Huntington Bancshares	1,055,300	10,025
JPMorgan Chase	674,900	43,173
Keycorp	1,165,700	13,639
PNC Financial Services Group	163,500	13,513
Regions Financial	1,658,000	15,204
SunTrust Banks	337,900	14,290
Wells Fargo	204,200	9,796

		151,010

	Shares	Value (000)
Biotechnology (1.9%)
Amgen	128,700	$22,140
Gilead Sciences	82,000	6,517
United Therapeutics*	40,300	4,877

		33,534

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	256,300	5,613

Chemicals (1.7%)
Eastman Chemical	117,800	7,684
Huntsman	369,000	5,705
Ingevity*	4,548	174
LyondellBasell Industries, Cl A	216,700	16,309

		29,872

Commercial Printing (0.8%)
Deluxe	110,200	7,448
RR Donnelley & Sons	410,800	7,362

		14,810

Commercial Services (0.4%)
Western Union	374,400	7,488

Commodity Chemicals (0.4%)
Cabot	163,000	7,936

Computer & Electronics Retail (0.3%)
GameStop, Cl A	169,200	5,237

Computers & Services (3.9%)
EMC	606,900	17,163
Hewlett Packard Enterprise	369,800	7,773
HP	556,100	7,791
NCR*	260,900	8,602
Oracle	210,600	8,643
Seagate Technology	179,100	5,737
Symantec	329,300	6,728
Western Digital	164,900	7,834

		70,271

Construction & Engineering (0.7%)
Fluor	138,300	7,402
Tutor Perini*	200,300	5,031

		12,433

Diversified REIT’s (1.4%)
Cousins Properties	326,703	3,476
Lexington Realty Trust	844,400	9,179
Select Income	133,300	3,700
VEREIT	830,100	9,181

		25,536

Drug Retail (0.5%)
CVS Health	100,400	9,309

Electrical Services (4.8%)
American Electric Power	275,600	19,099
Edison International	155,200	12,009
Entergy	158,500	12,900

Schedule of Investments July 31, 2016	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Electrical Services (continued)
Exelon	238,700	$8,899
FirstEnergy	347,300	12,128
Public Service Enterprise Group	451,100	20,755

		85,790

Environmental & Facilities Services (0.3%)
Tetra Tech	164,500	5,417

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	178,000	4,393
Mosaic	148,400	4,007

		8,400

Financial Services (4.6%)
Capital One Financial	145,400	9,753
Citigroup	726,000	31,806
Discover Financial Services	285,400	16,222
Goldman Sachs Group	83,100	13,197
Morgan Stanley	217,700	6,255
Navient	416,000	5,907

		83,140

Food, Beverage & Tobacco (1.6%)
Pilgrim’s Pride	326,100	7,582
Tyson Foods, Cl A	280,300	20,630

		28,212

General Merchandise Stores (1.2%)
Big Lots	145,700	7,748
Target	171,300	12,904

		20,652

Health Care Distributors (0.8%)
Cardinal Health	177,700	14,856

Health Care Facilities (1.0%)
Community Health Systems*	219,100	2,798
HCA Holdings*	139,800	10,783
Kindred Healthcare	333,200	4,085
Quorum Health*	54,775	596

		18,262

Health Care REIT’s (0.5%)
Medical Properties Trust	293,400	4,606
Senior Housing Properties Trust	205,400	4,562

		9,168

Health Care Services (0.6%)
Express Scripts Holding*	143,000	10,878

Hotels & Lodging (0.6%)
Wyndham Worldwide	162,900	11,569

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	68,000	13,081

Insurance (9.1%)
Aetna	127,300	14,666
Allstate	264,800	18,094

	Shares	Value (000)
Insurance (continued)
American Financial Group	189,100	$13,823
Anthem	134,900	17,718
Assurant	138,400	11,489
CIGNA	75,000	9,672
Genworth Financial, Cl A*	393,400	1,125
Hartford Financial Services Group	220,400	8,783
Lincoln National	290,600	12,690
MetLife	179,400	7,668
MGIC Investment*	735,000	5,285
Prudential Financial	187,200	14,094
Travelers	175,100	20,350
Voya Financial	302,400	7,750

		163,207

IT Consulting & Other Services (0.5%)
International Business Machines	59,700	9,589

Machinery (1.7%)
AGCO	178,700	8,606
Cummins	90,900	11,160
ITT	152,400	4,833
Trinity Industries	219,500	5,094

		29,693

Mortgage REIT’s (1.0%)
Annaly Capital Management	963,400	10,578
Starwood Property Trust	326,300	7,114

		17,692

Motorcycle Manufacturers (0.5%)
Harley-Davidson	174,400	9,229

Multimedia (0.5%)
Viacom, Cl B	194,200	8,830

Office Electronics (0.9%)
Xerox	1,566,200	16,132

Office Equipment (0.3%)
Pitney Bowes	229,000	4,422

Office REIT’s (0.3%)
Piedmont Office Realty Trust, Cl A	275,500	6,045

Oil & Gas Equipment & Services (0.2%)
National Oilwell Varco	106,700	3,452

Oil & Gas Storage & Transportation (0.4%)
DHT Holdings	477,600	2,225
Ship Finance International	282,100	4,260

		6,485

Paper & Paper Products (0.2%)
Clearwater Paper*	68,000	4,278

Paper Packaging (1.1%)
International Paper	160,900	7,371
Packaging of America	146,700	10,957

Schedule of Investments July 31, 2016	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Paper Packaging (continued)
WestRock	27,290	$1,171

		19,499

Petroleum & Fuel Products (7.8%)
Chevron	234,300	24,011
Diamond Offshore Drilling	326,100	7,409
Ensco, Cl A	141,900	1,301
Exxon Mobil	441,200	39,245
Helmerich & Payne	51,000	3,160
Marathon Petroleum	417,900	16,461
Noble	196,400	1,449
Phillips 66	219,400	16,688
Tesoro	172,800	13,159
Valero Energy	333,600	17,441

		140,324

Petroleum Refining (0.2%)
Hess	74,500	3,997

Pharmaceuticals (8.2%)
AbbVie	189,600	12,557
Johnson & Johnson	494,700	61,951
Merck	360,400	21,141
Pfizer	1,398,100	51,576

		147,225

Printing & Publishing (0.5%)
Gannett	128,150	1,635
Lexmark International, Cl A	221,400	8,118

		9,753

Reinsurance (2.0%)
Endurance Specialty Holdings	102,300	6,919
Everest Re Group	96,000	18,145
Validus Holdings	215,100	10,632

		35,696

Retail (1.6%)
Brinker International	111,800	5,270
Kohl’s	271,600	11,296
Kroger	191,600	6,551
Macy’s	149,800	5,368

		28,485

Semi-Conductors/Instruments (4.8%)
Flextronics International*	776,600	9,840
Intel	1,018,300	35,498
QUALCOMM	374,100	23,411
Sanmina*	288,500	7,311
Teradyne	226,800	4,479
Vishay Intertechnology	486,600	6,486

		87,025

Specialized REIT’s (0.5%)
Hospitality Properties Trust	293,600	9,369

	Shares/Face Amount (000)	Value (000)
Steel & Steel Works (0.5%)
Reliance Steel & Aluminum	111,700	$8,762

Technology Distributors (0.4%)
Insight Enterprises*	277,400	7,379

Telephones & Telecommunications (7.0%)
AT&T	916,900	39,693
Brocade Communications Systems	573,800	5,336
Cisco Systems	1,101,200	33,620
Corning	566,700	12,592
Harris	52,900	4,582
Juniper Networks	320,500	7,272
Verizon Communications	430,900	23,876

		126,971

Thrifts & Mortgage Finance (0.2%)
Radian Group	327,300	4,222

Total Common Stock
(Cost $1,505,074)		1,811,343

Repurchase Agreement (0.4%)
Morgan Stanley 0.150%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $7,978 (collateralized by various US Treasury Notes, par values ranging from $1 - $8,081, 0.875% - 1.750%,06/15/17 - 02/28/22; with total market value of $8,138)	$7,978	7,978

Total Repurchase Agreement
(Cost $7,978)		7,978

Total Investments — 100.9%
(Cost $1,513,052) †		$1,819,321

Percentages are based on Net Assets of $1,803,018 (000).

*	Non-income producing security.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,513,052 (000), and the unrealized appreciation and depreciation were $412,751 (000) and $(106,482) (000), respectively.

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments July 31, 2016	(Unaudited)

The following is a list of the level of inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,811,343	$—	$—	$1,811,343
Repurchase Agreement	—	7,978	—	7,978
Total Investments in Securities	$1,811,343	$7,978	$—	$1,819,321

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi- annual or annual financial statements.

LSV-QH-001-2600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016